CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation to Amounts on Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) [1]	Dec. 31, 2017 CNY (¥)	[1]
Reconciliation to amounts on the consolidated balance sheets:
Cash and cash equivalents	$ 378,530	¥ 2,469,909		¥ 3,198,086	¥ 2,606,939
Restricted cash	36,358	237,239		71,056	427,546
Total cash, cash equivalents, and restricted cash	$ 414,888	¥ 2,707,148	$ 501,018	¥ 3,269,142	¥ 3,034,485	¥ 4,480,322

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.